OTHER INCOME	12 Months Ended
Dec. 31, 2024
Disclosure Other Income Abstract
OTHER INCOME

NOTE 30 — OTHER INCOME

	Years Ended December 31,
	2024	2023	2022
SARS compromise	$-	$-	196,501
Gain in bought back of shares	-	50,000	100,000
Sale of Christ Revealed	-	42,917	-
Property CEO Commission	-	37,211	-
Work space plans	-	77,014	-
Other income	41,039	-	121,936
Insurance claim received	6,633	-	-
Reversal of Impairment	836,521	-	-
	884,193	207,142	418,437